Franklin Federal Tax-Free Income Fund
Statement of Investments, July 31, 2019 (unaudited)
		Principal Amount	Value
	Municipal Bonds 96.6%
	Alabama 1.4%
	Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,537,379
	Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,341,880
	Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	19,553,783
	Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,671,200
	Birmingham Water Works Board Water Revenue,
	Series B, 5.00%, 1/01/38	3,500,000	3,867,920
	Series B, 5.00%, 1/01/43	8,000,000	8,818,640
	Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,703,300
	Chatom IDB Gulf Opportunity Zone Revenue,
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,433,330
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,160,950
	Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	9,490,004
	Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	12,159,210
	Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,543,339
	Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,358,750
	University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	5,000,000	6,009,250
			145,648,935
	Alaska 0.9%
	Alaska Municipal Bond Bank GO,
	Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,709,593
	Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,762,611
	Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40	10,000,000	10,618,700
	Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33	12,565,000	13,053,779
	Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,067,356
	Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	30,117,000
			97,329,039
	Arizona 3.0%
	Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,608,030
	Arizona Board of Regents University of Arizona System Revenue, Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	11,289,400
	Arizona State COP,
	Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,557,715
	Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	14,532,127
	Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,067,900
	Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,031,900
	Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,196,000
	Arizona State Lottery Revenue, Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	15,238,800
[a]	Chandler IDA, IDR, Intel Corp. Project, Mandatory Put, 5.00%, 6/03/24	15,000,000	17,375,550
	Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	17,129,360
	Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,297,100
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	$5,000,000	$5,695,400
Maricopa County IDAR,
Banner Health, Series A, 4.00%, 1/01/41	10,000,000	10,945,000
Banner Health, Series A, 4.00%, 1/01/44	25,000,000	27,445,500
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 3.60%, 2/01/40	19,500,000	19,709,430
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,009,470
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	27,316,250
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	24,846,240
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	8,284,200
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	7,077,100
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	14,102,955
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,246,820
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,781,700
		318,783,947
Arkansas 0.5%
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%, 6/01/47	27,935,000	29,965,037
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,715,825
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,378,659
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,180,310
[b] Various Facility, Fayetteville Campus, Refunding and Improvement, Series A, 5.00%, 11/01/49	3,000,000	3,647,250
		54,887,081
California 10.1%
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,068,400
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,109,440
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,883,810
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,339,721
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,063
Various Purpose, 5.90%, 4/01/23	1,200,000	1,209,720
Various Purpose, 5.00%, 10/01/29	15,000,000	15,098,250
Various Purpose, 6.00%, 11/01/39	25,000,000	25,306,750
Various Purpose, 5.25%, 11/01/40	50,000,000	52,478,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20	425,000	430,334
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	30,723,600
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,340,680
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,618,250
  |  2

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 4/01/30	$18,000,000	$19,768,680
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,652,515
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,353,718
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,144,940
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/24	5,000,000	5,035,650
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	29,678,263
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,296,848
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	25,000,000	25,000,000
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	3,250,000	4,446,878
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%, 8/01/39	8,500,000	11,576,575
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	3,858,000
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/35	23,800,000	23,800,000
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	16,340,362
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	20,468,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,964,500
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,478,400
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,480,500
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,281,355
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	2,063,900
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,579,246
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39	30,000,000	31,283,400
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,246,237
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	51,493,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,931,200
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,972,067
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	19,030,750
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,532,783
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	5,640,497
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	5,333,735
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/29	5,585,000	5,585,000
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	11,593,800
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	13,315,000
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%, 8/01/34	15,000,000	15,000,000
  |  3

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue, Refunding, Second Series, Series A, 5.00%, 5/01/49	$25,000,000	$29,842,500
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,033,900
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,731,270
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	57,216,000
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	11,777,130
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	20,316,000
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	5,698,492
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	48,886,000
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	6,461,800
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	11,733,087
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	5,961,400
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000	25,000,000
Upland USD, GO, San Bernardino County, Election of 2008, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 8/01/39	50,075,000	13,851,246
West Contra Costa USD,
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	8,042,900
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	16,151,331
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	14,953,000
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	7,779,250
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,762,600
		1,086,051,223
Colorado 2.7%
Colorado Health Facilities Authority Hospital Revenue, Hospital, Adventist Health System/Sunbelt Obligated Group, Series A, 5.00%, 11/15/48	12,000,000	14,276,280
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,788,300
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,770,188
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	19,000,000	22,698,920
[b] Hospital, AdventHealth Obligated Group, Refunding, Series A, 4.00%, 11/15/43	10,000,000	11,053,700
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	35,640,212
Colorado Housing and Finance Authority Revenue, MF Project, Class I, Series A-1, 3.00%, 10/01/40	5,000,000	5,004,100
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/38	12,000,000	14,454,000
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/43	11,000,000	13,095,500
Department of Aviation, Refunding, Subordinate, Series A, 5.25%, 12/01/48	26,000,000	31,306,080
  |  4

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Airport System Revenue, (continued)
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/33	$16,405,000	$18,810,465
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,427,116
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,597,425
Denver City and County Dedicated Tax Revenue,
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/35	2,000,000	1,181,820
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/36	2,500,000	1,405,325
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/37	2,455,000	1,314,775
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/38	2,000,000	1,021,340
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	39,690,000	46,672,265
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,101,940
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,353,831
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	29,799,000
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,136,200
		294,908,782
Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/40	1,100,000	1,215,104
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/48	1,485,000	1,622,318
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/53	1,100,000	1,197,570
		4,034,992
District of Columbia 3.3%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,158,663
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,022,260
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,981,641
District of Columbia GO, Refunding, Series A, 5.00%, 10/15/44	25,000,000	30,572,500
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,792,074
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,305,300
Series A, 5.25%, 12/01/34	11,000,000	11,150,370
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,997,050
The Catholic University of America Issue, Refunding, 5.00%, 10/01/43	4,000,000	4,704,480
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/42	20,660,000	24,094,312
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/47	24,985,000	29,036,568
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,015,650
District of Columbia International School Issue, 5.00%, 7/01/49	1,275,000	1,496,187
District of Columbia International School Issue, 5.00%, 7/01/54	1,000,000	1,164,050
Georgetown University Issue, Growth and Income Securities, Pre-Refunded, AMBAC Insured, 5.00%, 4/01/32	15,370,000	16,352,758
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,186,894
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,398,416
  |  5

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Revenue, (continued)
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	$7,750,000	$7,945,067
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	21,240,000	23,864,202
District of Columbia Water and Sewer Authority Public Utility Revenue, Green Bonds, senior lien, Series A, 5.00%, 10/01/49	25,000,000	29,947,250
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,206,900
Refunding, Series A, 5.00%, 10/01/44	16,000,000	19,379,520
Refunding, Series A, 5.00%, 10/01/49	16,585,000	19,937,989
Series A, 5.00%, 10/01/39	5,000,000	5,201,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	32,294,250
		359,205,351
Florida 5.0%
Atlantic Beach Health Care Facilities Revenue,
Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/48	3,000,000	3,389,310
Fleet Landing Project, Series A, 5.00%, 11/15/53	6,000,000	6,738,720
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	290,000	291,656
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,790
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	11,961,200
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,313,183
Central Expressway Authority Revenue, senior lien, Refunding, 5.00%, 7/01/48	16,000,000	19,085,120
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	20,637,800
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,097,090
Cocoa Water and Sewer Revenue, System, Series B, 5.00%, 10/01/48	10,325,000	12,511,112
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%, 9/01/29	1,890,000	1,895,254
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,619,900
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	20,702,325
Florida State Higher Educational Facilities Financing Authority Revenue,
St. Leo University Project, Refunding, 5.00%, 3/01/44	1,370,000	1,549,114
St. Leo University Project, Refunding, 5.00%, 3/01/49	1,640,000	1,847,263
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,147,575
Gainesville Utilities System Revenue,
Refunding, Series A, 5.00%, 10/01/47	15,000,000	18,366,900
Series A, 5.00%, 10/01/36	7,150,000	8,738,730
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Passenger Facility Charge, Subordinated, Series A, 5.00%, 10/01/48	20,000,000	23,603,600
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,479,800
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	572,915
Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 5.00%, 4/01/44	4,220,000	5,035,557
  |  6

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, AGMC Insured, Pre-Refunded, 5.50%, 11/15/42	$3,800,000	$4,170,044
Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,170,044
Miami Beach GO, Refunding, 4.00%, 5/01/44	15,000,000	16,723,800
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,529,520
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,779,910
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Series A, Pre-Refunded, 5.50%, 10/01/36	20,000,000	20,144,000
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,011,600
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,967,556
Series A, 5.00%, 7/01/40	30,265,000	31,185,359
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,166,800
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,517,900
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,960,305
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,567,753
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	8,142,610
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,955,600
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,975,600
Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	5,936,350
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,372,700
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	15,000,000
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,176,300
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,528,900
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,964
South Broward Hospital District Revenue, Hospital, South Broward Hospital District Obligated Group, 5.00%, 5/01/45	20,715,000	24,570,062
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	5,753,696
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding, 5.00%, 8/15/42	15,000,000	17,580,450
St. Petersburg Public Utility Revenue, Refunding, 4.00%, 10/01/43	15,000,000	16,784,550
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	898,777
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,711,500
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,900,350
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,215,210
		542,819,124
Georgia 3.7%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	5,749,412
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,051,650
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,354,423
  |  7

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	Georgia (continued)
	The Atlanta Development Authority Revenue,
	New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	$3,000,000	$3,512,730
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,030,524
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,793,008
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,661,850
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,734,100
	Atlanta Water and Wastewater Revenue,
	Refunding, 5.00%, 11/01/40	29,500,000	34,332,100
	Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,624,869
	Refunding, Series A, 5.00%, 11/01/41	4,845,000	5,844,863
	Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	10,649,817
	Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,021,385
	Refunding, Series C, 4.00%, 11/01/38	13,550,000	15,117,193
	Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	20,255,200
	Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	19,655,386
	Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,219,636
[b]	Brookhaven Development Authority Revenue, Children’s Healthcare of Atlanta, Series A, 4.00%, 7/01/44	6,000,000	6,613,440
	Burke County Development Authority PCR,
	Oglethorpe Power Corp. Vogtle Project, Refunding, Series C, 4.125%, 11/01/45	2,500,000	2,641,350
	Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	18,500,000	19,545,990
	Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	10,835,000	12,449,632
	Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,812,555
	Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,779,950
	Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	12,644,965
	Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	15,020,906
	Georgia State GO, Series A-2, 4.00%, 2/01/36	10,000,000	11,193,100
	Georgia State Higher Education Facilities Authority Revenue,
	USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,802,601
	USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,038,371
	USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,485,279
	USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,343,966
	Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000	2,556,765
	Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	15,557,315
	Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,409,750
	Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	7,500,000	7,786,275
	Private Colleges and Universities Authority Revenue,
	Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,695,200
	Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,297,300
	Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	21,065,310
  |  8

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	$10,000,000	$10,380,600
		394,728,766
Hawaii 0.6%
Hawaii State Airports System Revenue, Series A, 5.00%, 7/01/43	15,000,000	17,831,100
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and its Subsidiary, Refunding, 3.20%, 7/01/39	10,000,000	10,101,700
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	29,917,500
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,742,500
		68,592,800
Idaho 0.1%
Idaho Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Series D, 4.00%, 12/01/43	6,000,000	6,541,800
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/36	4,200,000	4,978,890
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	4,127,830
		15,648,520
Illinois 3.8%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	8,824,550
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,092,375
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	21,088,137
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	15,780,000	17,434,849
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,888,800
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	20,940,120
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	891,173
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,433,021
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	40,101,361
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,564,200
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,356,640
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	22,644,600
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	33,689,700
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	2,972,661
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,097,717
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,708,080
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,948,300
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,213,025
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,370,780
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,158,800
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,392,630
  |  9

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	$1,080,000	$1,083,197
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	2,540,000	2,547,569
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%, 6/15/22	24,500,000	27,030,605
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,855,000	3,214,844
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	2,974,382
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	9,925,000	12,185,915
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	15,799,777
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	325,000	339,622
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,432,775
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	6,461,147
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,142,278
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,096,290
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,243,000
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/43	8,550,000	8,915,512
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	11,425,920
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,609,792
		404,314,144
Indiana 3.0%
Hammond Multi-School Building Corp. Revenue, Lake County, first mortgage, 5.00%, 7/15/38	3,000,000	3,495,660
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	11,955,000	13,582,195
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/48	5,000,000	5,630,400
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/53	10,000,000	11,194,500
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,626,450
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,391,125
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,897,000
Indiana Finance Authority Wastewater Utility Revenue,
Citizens Wastewater of Westfield Project, Series A, 5.00%, 10/01/48	16,665,000	20,188,648
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,226,400
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,494,450
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	12,951,480
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	24,690,000	25,636,861
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39	10,000,000	10,037,700
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	6,334,250
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	24,754,948
  |  10

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Revenue,
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 4.00%, 2/01/44	$6,050,000	$6,667,342
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 5.00%, 2/01/49	41,970,000	50,641,841
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000	27,811,008
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,161,300
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	17,811,450
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,989,640
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/28	2,000,000	2,015,220
		326,539,868
Iowa 0.3%
Iowa State Finance Authority Revenue,
Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	19,227,520
UnityPoint Health, Refunding, Series B, 5.00%, 2/15/48	7,500,000	8,802,900
		28,030,420
Kansas 0.8%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,828,900
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,250,000	6,332,919
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	26,842,525
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,366,660
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,413,300
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,806,250
Improvement, Series C, 5.00%, 9/01/46	16,565,000	19,130,587
		83,721,141
Kentucky 0.2%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	8,971,555
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,448,300
		20,419,855
Louisiana 2.1%
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,888,000
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	5,500,000	5,746,675
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,303,660
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	15,759,150
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,490,173
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,325,000
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000	2,767,545
  |  11

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	$8,545,000	$8,851,167
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	40,073,950
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,023,960
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	23,017,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,370,450
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,666,900
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45	13,690,000	14,092,212
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	15,000,000	16,882,200
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/56	11,295,000	12,659,775
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,559,560
Shreveport Water and Sewer Revenue,
junior lien, Series B, 4.00%, 12/01/44	6,535,000	7,146,088
Series B, 5.00%, 12/01/41	10,000,000	11,587,500
		230,211,565
Maine 0.4%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,542,670
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,600,370
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,846,000
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	18,711,600
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,045,810
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,076,680
		46,823,130
Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,664,450
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,260,100
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/39	10,000,000	11,511,400
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/44	10,000,000	11,445,800
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,818,756
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,274,015
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	14,546,750
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	3,227,430
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,757,075
  |  12

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	$105,000	$119,113
		83,624,889
Massachusetts 3.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,906,700
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	19,991,739
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,817,410
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	17,384,100
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	15,415,000	17,028,026
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,961,100
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,465,000
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	3,515,000	3,567,444
Issue K, Refunding, 5.25%, 7/01/29	5,060,000	5,421,537
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	21,876,000
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	14,624,499
Consolidated Loan of 2019, Series A, 5.25%, 1/01/44	10,000,000	12,503,600
Series A, 5.00%, 1/01/41	15,000,000	18,075,750
Series A, 5.00%, 1/01/46	10,000,000	11,971,600
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	491,627
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	794,797
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,737,800
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,725,236
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,064,120
Massachusetts State Port Authority Revenue,
Series C, 5.00%, 7/01/44	10,000,000	12,118,500
Series C, 5.00%, 7/01/49	15,000,000	18,045,000
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Subordinate, Refunding, Series A, 4.00%, 2/15/43	10,750,000	11,839,942
Subordinated, Series A, 5.00%, 2/15/49	25,000,000	28,895,500
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,383,200
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	25,055,000	29,733,771
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,686
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,733
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,115,600
		375,217,017
Michigan 2.6%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,354,087
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,626,285
  |  13

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	$10,000	$10,029
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,053,240
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,836,900
Detroit Water Supply System Revenue, senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,029
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,488,400
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	23,802,606
Hospital, Henry Ford Health System, Series A, 5.00%, 11/15/48	10,000,000	11,954,600
Hospital, McLaren Health Care, Series A, 4.00%, 2/15/44	20,000,000	21,737,800
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	31,858,879
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	152,289
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,598,900
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,089,313
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	851,859
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,297,272
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,365,556
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	12,601,875
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,039,500
Michigan State HDA Rental Housing Revenue, Series A-1, 3.25%, 10/01/44	3,450,000	3,488,433
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,263,620
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	273,707
I-75 Improvement Project, 5.00%, 12/31/43	10,000,000	11,746,300
United Methodist Retirement Communities Inc. Project, Refunding, 5.00%, 11/15/49	6,000,000	6,843,000
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	40,000,000	40,216,400
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	10,000,000
		282,560,879
Minnesota 0.1%
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, 5.00%, 5/01/48	10,000,000	12,021,900
Mississippi 0.7%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, Refunding, Series A, 5.00%, 6/01/47	25,000,000	29,105,250
Mississippi Development Bank Special Obligation Revenue, City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,076,396
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	7,242,429
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,000,000	37,914,760
		78,338,835
  |  14

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri 0.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue, Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/39	$6,000,000	$6,034,560
Kansas City IDA Airport Special Obligation Revenue, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	27,500,000	32,388,950
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,108,250
SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,779,500
Missouri State Health and Educational Facilities Authority Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/42	4,000,000	4,450,640
		79,761,900
Montana 0.2%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/43	6,440,000	7,363,496
Montana State Facility Finance Authority Revenue,
Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	3,045,963
Billings Clinic Obligated Group, Refunding, Series A, 5.00%, 8/15/48	10,000,000	11,959,000
		22,368,459
Nebraska 0.8%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	11,537,900
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	925,000	1,011,959
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	24,647,368
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,427,600
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,599,100
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,498,986
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,928,271
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,411,500
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,104,275
		88,166,959
Nevada 0.4%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/47	2,775,000	3,160,780
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,308,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,076,150
Las Vegas Convention and Visitors Authority Convention Center Expansion Revenue, Series B, 5.00%, 7/01/43	10,000,000	11,869,900
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,578,441
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,585,617
		45,578,888
  |  15

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire 0.4%
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	$6,000,000	$7,001,580
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,604,000
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,881,489
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	11,705,513
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,040,650
		40,233,232
New Jersey 1.0%
New Jersey EDA Revenue,
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	29,075,540
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,041,160
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	15,813,980
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,486,050
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,544,400
New Jersey State Turnpike Authority Revenue, Turnpike, Series E, 5.00%, 1/01/45	11,475,000	13,073,353
		109,034,483
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	11,380,200
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	17,607,450
		28,987,650
New York 10.3%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000	16,490,683
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	774,859
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	15,215,200
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,073,620
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,049,080
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,036,810
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,173,400
MTA Revenue,
Transportation, Refunding, Series D, 4.00%, 11/15/42	10,000,000	10,929,900
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,132,574
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,519,000
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,374,760
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	15,826,350
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,132,700
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,321,000
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,648
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	24,697,799
Series E-1, 5.00%, 3/01/40	14,570,000	17,629,263
  |  16

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Series F, 5.25%, 1/15/23	$5,000	$5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	26,866,500
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,746,600
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	23,158,923
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,764,201
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,775,550
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,692,300
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,538,450
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	38,118,925
Second General Resolution, Fiscal 2019, Series DD-1, 5.25%, 6/15/49	12,000,000	14,764,560
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,357,250
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	32,613,708
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,687,600
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	17,085,000
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,803,100
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,990,600
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,918,500
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	11,095,000	13,212,814
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-2, 5.00%, 5/01/38	11,945,000	14,599,179
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	25,000,000	27,205,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,014,800
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	34,763,296
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	53,688,000
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	25,500,000
New York State Dormitory Authority Revenues, Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,638,800
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 3, Refunding, Series E, 5.00%, 3/15/42	59,480,000	72,332,438
Bid Group 4, Refunding, Series E, 5.00%, 3/15/46	73,130,000	88,402,469
Bid Group C, Series A, 5.00%, 3/15/43	10,000,000	11,903,200
Refunding, Series C, 5.00%, 3/15/42	33,280,000	40,115,379
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	30,001,500
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	24,410,000	29,158,477
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,777,800
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,096,600
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.00%, 1/01/51	9,000,000	10,329,570
New York State Urban Development Corp. Revenue, State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,598,400
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,738,600
  |  17

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	$15,000,000	$16,533,750
		1,106,054,502
North Carolina 1.7%
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,394,863
Series B, ETM, 6.25%, 1/01/23	39,030,000	45,631,534
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	20,587,600
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	20,587,600
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	10,000,000	11,205,200
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	17,086,250
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	9,868,500
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	9,644,941
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	16,804,811
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,284,975
		179,096,274
North Dakota 0.2%
University of North Dakota COP,
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/48	5,500,000	6,418,995
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/57	10,000,000	11,486,300
		17,905,295
Ohio 3.6%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,007,000
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	22,763,800
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,607,300
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,793,575
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	7,022,565
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	15,110,250
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,759,900
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,524,500
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,303,130
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	7,855,620
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,415,200
Franklin County Revenue,
Trinity Health Credit Group, Series A-OH, 5.00%, 12/01/47	10,800,000	12,721,968
Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,694,000
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,096,825
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,635,600
  |  18

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	$21,060,000	$23,310,682
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,414,235
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	10,000,000	11,198,000
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	11,086,400
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,911,700
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,404,100
Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 4.00%, 1/01/43	12,130,000	13,367,988
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	7,289,425
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,442,120
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	38,793,650
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	24,070,400
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,203,800
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,264,400
		387,068,133
Oklahoma 0.1%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,742,360
5.00%, 7/01/47	4,500,000	5,301,900
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	155,000	167,693
		10,211,953
Oregon 0.9%
Clackamas County School District No. 62 Oregon City GO, Refunding, Series B, 5.00%, 6/15/49	20,000,000	24,067,400
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,078,806
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series A, 3.60%, 1/01/33	9,630,000	10,387,977
Port of Portland International Airport Revenue, Series Twenty-Five B, 5.00%, 7/01/49	12,720,000	15,240,850
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	11,780,609
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	17,441,760
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, zero cpn., 6/15/41	5,725,000	2,555,697
Capital Appreciation, Series A, zero cpn., 6/15/42	5,900,000	2,518,002
Capital Appreciation, Series A, zero cpn., 6/15/43	5,500,000	2,243,615
		91,314,716
Pennsylvania 2.5%
Allegheny County Sanitary Authority Sewer Revenue, Allegheny County, BAM Insured, 5.25%, 12/01/44	5,000,000	5,695,000
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	5,996,155
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,469,009
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,570,973
  |  19

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	$4,550,000	$5,255,432
Series B, 5.00%, 6/01/42	5,400,000	5,831,406
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,905,600
Sewer, 5.00%, 11/01/46	10,315,000	12,116,102
Delaware River Port Authority Revenue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 1/01/40	15,000,000	15,245,100
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	5,000,000	5,818,300
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,945,503
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,841,161
Montgomery County IDAR, Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/48	9,000,000	10,016,730
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,617,414
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,278,920
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,278,520
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	190,000	190,741
Pennsylvania State Economic Development Financing Authority Revenue, Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,818,800
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	25,226,895
Pennsylvania State Turnpike Commission Turnpike Revenue, Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,348,200
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	9,805,000
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,195,000
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,514,403
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,747,427
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,857,600
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/40	7,000,000	7,269,290
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,562,500
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,558,900
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,803,300
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,837,537
		270,616,918
Rhode Island 0.6%
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	6,249,265
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,480
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	205,000	206,165
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,738
  |  20

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	$9,000,000	$9,028,260
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	7,855,765
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,691,565
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,707,194
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	16,808,896
Rhode Island State Health and Educational Building Corp. Revenue, Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	10,910,000
		66,708,328
South Carolina 1.1%
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	9,168,442
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,195,000	1,283,980
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	213,910
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,924,014
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,766,450
South Carolina Jobs-EDA Hospital Revenue,
Hospital, McLeod Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	23,540,400
Hospital, Palmetto Health, Improvement, Pre-Refunded, 5.75%, 8/01/39	3,000,000	3,000,000
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/43	20,000,000	23,410,800
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/48	15,000,000	17,463,000
South Carolina State Public Service Authority Revenue, Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	22,497,400
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,096,420
		118,364,816
South Dakota 0.7%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,611,880
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,469,641
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,772,800
Avera Health Issue, Refunding, 5.00%, 7/01/46	13,000,000	15,028,910
Regional Health, 4.00%, 9/01/37	10,920,000	11,789,232
Regional Health, 5.00%, 9/01/40	10,000,000	11,717,400
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,039,305
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,562,624
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,499,170
		78,490,962
  |  21

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	$8,500,000	$9,164,190
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	90,000	91,656
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	40,609,100
Memphis-Shelby County Airport Authority Airport Revenue,
5.00%, 7/01/43	7,500,000	8,863,200
5.00%, 7/01/47	11,000,000	12,941,170
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	7,161,900
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	25,920,537
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	19,008,876
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	18,078,900
		141,839,529
Texas 12.4%
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	21,888,400
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project, Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,257,346
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,517,400
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,375,200
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	14,937,160
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	14,295,341
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,738,673
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,626,850
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,673,080
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,762,300
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,058,956
Crowley ISD, GO, Tarrant and Johnson Counties, School Building, PSF Guarantee, 5.00%, 8/01/45	10,000,000	11,559,300
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,578,700
Refunding, Series A, 5.00%, 12/01/48	12,200,000	14,103,200
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,028,699
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,714,789
Refunding, 5.00%, 10/01/35	5,485,000	5,715,205
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,088,750
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,533,900
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,671,328
Forney ISD, GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,503,350
  |  22

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	$10,000,000	$11,809,000
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	23,488,400
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,842,396
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	10,422,700
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	9,221,000
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	33,981,300
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	17,092,800
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	6,000,000	7,225,860
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,105,394
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,736,650
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,634,950
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,739,300
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,515,000
Lamar Consolidated ISD, GO, Fort Bend County, Schoolhouse, Refunding, PSF Guarantee, 5.00%, 2/15/43	30,000,000	35,542,800
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,630,950
Pre-Refunded, 5.25%, 3/01/40	16,535,000	16,932,832
Refunding, 4.00%, 3/01/41	9,690,000	10,409,095
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	12,030,900
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,133,200
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,372,500
Mesquite ISD, GO, Dallas County, School Building, PSF Guarantee, 5.00%, 8/15/43	11,845,000	14,193,745
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,981,716
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	6,961,920
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,609,775
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	7,825,000	7,877,349
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	9,501,800
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	18,862,845
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	40,585,600
North Harris County Regional Water Authority Revenue,
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	21,772,000
senior lien, Refunding, 5.00%, 12/15/46	18,460,000	21,581,032
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,274,540
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,989,250
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,638,550
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,319,000
  |  23

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	$25,000,000	$33,695,500
System, first tier, Refunding, Series A, 5.00%, 1/01/43	47,000,000	55,781,950
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	39,512,915
System, second tier, Refunding, 5.00%, 1/01/48	25,250,000	29,594,767
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,521,200
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,426,500
System, second tier, Refunding, Series B, 5.00%, 1/01/48	10,000,000	11,594,100
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,489,407
Red River Education FICO Higher Education Revenue, St. Edward’s University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,501,483
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,178,400
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,082,000
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	38,160,750
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	12,000,000	14,500,440
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	12,009,300
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,028,800
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,016,440
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,944,112
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,646,900
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,313,402
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,399,500
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,014,737
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Christus Health, Series B, 5.00%, 7/01/43	10,000,000	11,852,400
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,671,700
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	2,680,000	3,025,345
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,230,000	2,517,358
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,897,600
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	534,540
Texas State GO,
Transportation Commission, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,639,500
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,000,000
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,783,597
  |  24

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Revenue,
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/48	$6,250,000	$1,696,438
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/49	5,000,000	1,288,150
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/50	5,500,000	1,331,440
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,426,880
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,526,925
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,319,400
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,827,000
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	11,139,600
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/42	25,000,000	27,537,750
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/43	25,000,000	27,702,750
State Water Implementation Fund, Master Trust, Series B, 5.00%, 4/15/49	15,000,000	18,185,400
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,470,650
		1,335,431,102
Utah 1.5%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	2,600,000	2,912,546
Refunding, Series B, 4.00%, 10/01/38	10,000,000	11,172,000
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,557,520
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	15,946,200
Salt Lake City Airport Revenue,
Salt Lake City International Airport, Series A, 5.00%, 7/01/42	15,000,000	17,548,200
Salt Lake City International Airport, Series A, 5.00%, 7/01/47	10,000,000	11,618,300
Salt Lake City International Airport, Series A, 5.00%, 7/01/48	9,400,000	11,081,284
Salt Lake City International Airport, Series A, 5.25%, 7/01/48	10,000,000	12,037,900
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	14,860,094
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	25,326,847
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%, 12/01/27	9,735,000	9,865,157
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	11,674,600
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,997,874
		158,598,522
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,096,300
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,617,505
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,851,900
		43,565,705
  |  25

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia 1.0%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/42	$8,000,000	$8,363,840
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, 5.00%, 10/01/47	14,575,000	17,516,381
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/42	25,000,000	30,328,500
Virginia Small Business Financing Authority Revenue, senior lien, 95 Express Lanes LLC Project, 5.00%, 7/01/49	25,000,000	26,521,250
Virginia State Commonwealth Transportation Board of Transportation Revenue, Capital Projects, 4.00%, 5/15/41	13,585,000	15,364,363
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	6,370,000	7,063,757
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	5,985,000	6,721,334
		111,879,425
Washington 2.5%
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,334,817
Refunding, 5.00%, 7/01/49	12,000,000	14,210,760
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,015
Port of Seattle Revenue,
[b] intermediate lien, 4.00%, 4/01/44	4,000,000	4,366,960
[b] intermediate lien, 5.00%, 4/01/44	10,000,000	11,958,300
intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	17,989,765
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series A, 4.00%, 1/01/42	10,855,000	11,946,362
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	24,730,191
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	34,909,441
Washington Health Care Facilities Authority Revenue,
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	11,473,400
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	27,086,500
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,005,190
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,169,810
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	11,166,500
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	17,130,450
Washington State Convention Center Public Facilities District Revenue, Lodging Tax, 5.00%, 7/01/43	13,870,000	16,512,096
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,323,450
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/43	11,040,000	13,446,389
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/44	11,595,000	14,106,941
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,020,490
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,045,840
		266,938,667
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Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
West Virginia 1.0%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	$1,000,000	$1,171,390
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	9,731,721
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, Cabell Huntington Hospital Obligated Group, Refunding, Series A, 5.00%, 1/01/43	13,250,000	15,431,215
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	8,119,650
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	10,190,000	11,754,369
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/52	20,700,000	23,999,373
Hospital, Charleston Area Medical Center Inc., Improvement and Refunding, Series A, 5.00%, 9/01/38	3,040,000	3,654,414
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,696,348
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	5,911,400
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	6,296,665
		110,766,545
Wisconsin 1.1%
Ashwaubenon CDA Lease Revenue,
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/49	16,185,000	5,365,327
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/54	54,650,000	14,353,276
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,322,590
Wisconsin Health and Educational Facilities Authority Revenue,
Ascension Health Alliance Senior Credit Group, Series B2, 4.00%, 11/15/43	10,000,000	10,916,700
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	3,934,436
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,575,636
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,028,790
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,522,305
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	944,015
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,592,027
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	588,741
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,776,373
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	42,701,169
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,064,500
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Refunding, 4.00%, 8/15/42	15,000,000	16,172,100
		113,857,985
Wyoming 0.1%
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	8,121,820
  |  27

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 0.2%
	Puerto Rico 0.2%
[c]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/42	$18,925,000	$14,383,000
	Series XX-RSA-1, 5.25%, 7/01/40	15,000,000	11,437,500
			25,820,500
	Total Municipal Bonds before Short Term Investments (Cost $9,657,628,634)		10,411,245,471
	Short Term Investments 3.0%
	Municipal Bonds 3.0%
	Florida 0.8%
[d]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.48%, 7/15/22	24,000,000	24,000,000
[d]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.48%, 9/01/28	65,500,000	65,500,000
			89,500,000
	Kentucky 0.0%†
[d]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.32%, 6/01/32	400,000	400,000
	Maryland 0.1%
[d]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.50%, 11/01/37	5,500,000	5,500,000
	New York 1.2%
[d]	MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.48%, 11/01/31	3,800,000	3,800,000
[d]	New York City GO,
	Fiscal 2014, Series D, Subseries D-3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.48%, 8/01/38	50,800,000	50,800,000
	Fiscal 2014, Series D, Subseries D-4, LOC TD Bank National Association, Daily VRDN and Put, 1.48%, 8/01/40	15,000,000	15,000,000
[d]	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2016, Refunding, Series AA-2, SPA PNC Bank, Daily VRDN and Put, 1.51%, 6/15/48	30,000,000	30,000,000
[d]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Subseries B-5, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.48%, 8/01/42	31,245,000	31,245,000
			130,845,000
	North Carolina 0.0%†
[d]	The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.47%, 1/15/38	900,000	900,000
	Oregon 0.3%
[d]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.48%, 8/01/34	31,200,000	31,200,000
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Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Tennessee 0.6%
[d]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.45%, 6/01/42	$68,420,000	$68,420,000
	Total Short Term Investments (Cost $326,765,000)		326,765,000
	Total Investments (Cost $9,984,393,634) 99.6%		10,738,010,471
	Other Assets, less Liabilities 0.4%		38,140,269
	Net Assets 100.0%		$10,776,150,740

See Abbreviations on page 32.
†Rounds to less than 0.1% of net assets.
[a]The maturity date shown represents the mandatory put date.
[b]Security purchased on a when-issued basis.
[c]Defaulted security or security for which income has been deemed uncollectible.
[d]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  29

Franklin Federal Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  30

Franklin Federal Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
  |  31

Franklin Federal Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
GO	General Obligation
HDA	Housing Development Authority/Agency
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDC	Industrial Development Corp.
IDR	Industrial Development Revenue
ISD	Independent School District
LOC	Letter of Credit
MF	Multi-Family
MFH	Multi-Family Housing
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
PCC	Pollution Control Corp.
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
SFM	Single Family Mortgage
SPA	Standby Purchase Agreement
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  32